IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

May 7, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 33-11466 and 811-5017/CIK #810016

Dear Sir or Madam:

Pursuant to Rule 497(c) of the Securities Act of 1933, we are herewith filing through EDGAR seven additional forms of Prospectus for the above-referenced Registrant’s electronically filed post-effective amendment No. 51 as effective April 30, 2010.

If you have any questions or require additional information, please contact me at 913-236-1923.

Yours truly,

/s/ Kristen A. Richards
Kristen A. Richards Vice President, Assistant Secretary and Associate General Counsel